Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0000733076
Registrant Name	BRIGHTHOUSE LIFE INSURANCE Co
Registration File Number	333-297104
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES